RELATED PARTIES (FY), Consulting Agreement (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Consulting Agreement [Abstract]
Consulting fee	$ 0	$ 0	$ 16,668	$ 35,423	$ 0	$ 66,672